Description of business - Summary of Percentage of Revenues (Details) - Customer Concentration Risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Revenue Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration risk, percentage	49.50%	56.50%	50.30%	55.70%
Revenue Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration risk, percentage	10.50%	7.10%	8.30%	6.40%
Revenue Concentration | Google
Revenue, Major Customer [Line Items]
Concentration risk, percentage	15.30%	18.10%	15.90%	18.60%
Revenue Concentration | Xsolla
Revenue, Major Customer [Line Items]
Concentration risk, percentage	13.30%	16.20%	14.20%	17.20%
Accounts Receivable Concentration | Apple
Revenue, Major Customer [Line Items]
Concentration risk, percentage			53.80%		59.30%
Accounts Receivable Concentration | Facebook
Revenue, Major Customer [Line Items]
Concentration risk, percentage			16.20%		11.30%
Accounts Receivable Concentration | Google
Revenue, Major Customer [Line Items]
Concentration risk, percentage			8.60%		10.30%
Accounts Receivable Concentration | Xsolla
Revenue, Major Customer [Line Items]
Concentration risk, percentage			7.20%		9.90%